Related Parties - Additional Information (Details) - UroGen Pharma Inc. $ in Thousands	3 Months Ended
Mar. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Lease agreement date	Nov. 30, 2015
Lease commencement date	May 31, 2016
Estimated termination expense on lease	$ 291
Gain (loss) on disposal of fixed assets	$ (183)